Subsequent Events - Additional Information (Detail) - USD ($)											12 Months Ended
	Mar. 28, 2024	Mar. 27, 2024	Mar. 26, 2024	Mar. 25, 2024	Mar. 20, 2024	Mar. 01, 2024	Feb. 09, 2024	Dec. 19, 2023	Sep. 13, 2023	Jan. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Mar. 11, 2024	Feb. 12, 2024	Feb. 01, 2024	Jan. 29, 2024	Jul. 04, 2023	Jun. 13, 2023	Mar. 31, 2023	Feb. 10, 2022	Nov. 17, 2021	Mar. 02, 2021	Feb. 16, 2021
Subsequent Event [Line Items]
Common Stock Shares Outstanding											5,118,553	5,095,831
Payment of stock issuance costs											$ 336,000	$ 0
Professional fees payable											1,377,000	1,953,000
Deferred Legal Fees [Member]
Subsequent Event [Line Items]
Professional fees payable			$ 3,700,000								4,040,000
Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value																			$ 20,000,000
Debt instrument stated rate of interest percentage																			20.00%
Consulting Services Agreement [Member]
Subsequent Event [Line Items]
Success fee payable upon the consummation of business combination																								$ 200,000
Capital Markets Advisor Fee [Member]
Subsequent Event [Line Items]
Minimum gross proceeds from merger									$ 40,000,000
Capital Market Advisory Agreement With Additional Third Party [Member]
Subsequent Event [Line Items]
Debt instrument face value					$ 250,000
Other commitment									$ 1,250,000
Placement agent fees as a percentage of debt amount raised									5.00%
Threshold minimum gross proceeds from merger									$ 40,000,000
Minimum gross proceeds from merger									1,250,000
Fees payable in cash if minimum proceeds from merger is not raised									750,000
Portion of the fees payable in cash if minimum proceeds from merger is not raised									$ 500,000
Number of days post merger based on which trading volume is determined									30 days
Sponsor [Member] | Capital Market Advisory Agreement With Additional Third Party [Member] | Business Combination Agreement [Member] | SPAC Common Stock [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price									5 days
Andretti Global [Member]
Subsequent Event [Line Items]
Other commitment																					$ 8,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of merger costs	$ 7,227,000
Stock issued during the period shares restructuring	17,696,425
Class of warrants or rights aggregate number of securities covered	3,016,409
Threshold cash limit minimum	$ 10,000,000
Threshold cash limit maximum	25,000,000
Subsequent Event [Member] | OTC Equity Prepaid Forward Transaction With Sandia Investment Management LP [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues				500,000
Open market purchase of shares by an investee				1,000,000
Sale of stock issue price per share				$ 10.99
Prepayment per share on recycled shares				10.99
Prepayment per share				$ 10.99
Derivatives term				2 years
Number of business days within which the cash shall be settled				10 days
Settlement amount per share				$ 2
Settlement adjustment per share				2.25
Reset price per share				$ 10
Number of days after which reset is made				180 days
Reset price threshold one				$ 4.5
Numerator to be considered for additional number of shares to be issued				$ 1,500,000,000
Factor to be considered for additional number of shares to be issued				$ 10
Payment of out of pocket costs				$ 60,000
Payment for recycled shares				50,000
Quarterly fee payable				5,000
Subsequent Event [Member] | Collaborative Research Agreement With Third Party [Member]
Subsequent Event [Line Items]
Other commitment															$ 2,063,000
Secured debt															$ 1,000,000
Subsequent Event [Member] | Deferred Payment Agreement [Member]
Subsequent Event [Line Items]
Payment of interest	326,000
Convertible debt current	$ 2,518,000
Debt instrument stated rate of interest percentage	4.50%
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value																				$ 7,150,000
Interest component of debt settled by way of shares	$ 14,661,000
Debt conversion converted number of shares issued	3,257,876
Debt Instrument, Convertible, Conversion Price	$ 4.5
Secured debt	$ 2,000,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Percentage of shares subject to forfeiture	30.00%
Subsequent Event [Member] | Common Class B [Member] | Sponsor Shares [Member]
Subsequent Event [Line Items]
Common stock shares unvested and subject to forfeiture	1,423,500
Actual unvested shares liable to forfeiture	1,129,630
Subsequent Event [Member] | New Company Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues						11,666
Subsequent Event [Member] | Marketing Services Agreement [Member] | New Company Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period shares for services	30,706
Stock issued during the period value for services	$ 300,000
Subsequent Event [Member] | Financing Agreement [Member]
Subsequent Event [Line Items]
Period within which proceeds shall be raised						60 days
Common Stock Shares Subscribed But Unissued Value						$ 10,000,000
Subsequent Event [Member] | Capital Market Advisory Agreements [Member]
Subsequent Event [Line Items]
Cash fee as a percentage of gross proceeds						7.00%
Number of days within which the fees shall be paid						7 days
Fees issuable in shares as a percentage of financing proceeds						3.00%
Divisor considered for fees to be settled by way of shares						$ 4.5
Payment of stock issuance costs						$ 123,000
Subsequent Event [Member] | Capital Market Advisory Agreement With With A Third Party [Member]
Subsequent Event [Line Items]
Other commitment							$ 300,000
Debt conversion converted number of shares issued		33,333
Debt instrument converted into equity value		$ 150,000					150,000
Subsequent Event [Member] | Fee Letter For Legal Services Rendered [Member]
Subsequent Event [Line Items]
Portion of the legal fees paid in the cash			370,000
Remaining legal fees payable monthly instalment			$ 278,000
Subsequent Event [Member] | Amendment To The Consulting Agreement [Member]
Subsequent Event [Line Items]
Aggregate professional fees payable in monthly instalments				$ 200,000
Latest date by which the fees is required to be settled				Jun. 30, 2024
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Closing of the Initial Business Combination [Member]
Subsequent Event [Line Items]
Other commitment																		$ 500,000
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Post Business Combination Event [Member]
Subsequent Event [Line Items]
Other commitment																		1,000,000
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Post Initial Business Combination [Member]
Subsequent Event [Line Items]
Other commitment																		1,000,000
Subsequent Event [Member] | Engagement Letter With An Additional Third Party [Member]
Subsequent Event [Line Items]
Other commitment							$ 1,800,000
Term of agreement							18 months
Amount of fees waivable							$ 300,000
Fees prepayable after the waiver							1,800,000						$ 1,500,000
Minimum proceeds from financing							$ 15,000,000
Subsequent Event [Member] | Capital Market Advisory Agreement With Additional Third Party [Member]
Subsequent Event [Line Items]
Debt instrument face value					1,000,000
Fees Payable Monthly Instalment					42,000
Subsequent Event [Member] | Capital Market Advisory Amendment Agreement With Additional Third Party [Member]
Subsequent Event [Line Items]
Debt instrument face value					1,000,000
Fees Payable Monthly Instalment					42,000
Loss contingency loss in period					292,000
Subsequent Event [Member] | Advisory Agreements For Capital Markets [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value																				1,150,000
Subsequent Event [Member] | Engagement Letter With Additional Third Party As Amended [Member]
Subsequent Event [Line Items]
Payment of cash trnasaction fees					6,457,000
Out of pocket expenses paid in cash					$ 11,000
Subsequent Event [Member] | Sponsor [Member] | Sponsor Shares [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Subsequent Event [Member] | Sponsor [Member] | Sponsor Shares [Member] | Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member]
Subsequent Event [Line Items]
Share price	$ 12
Subsequent Event [Member] | Sponsor [Member] | Business Combination Agreement [Member] | SPAC Common Stock [Member] | OTC Equity Prepaid Forward Transaction With Sandia Investment Management LP [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price				30 days
Subsequent Event [Member] | Andretti Autosport One LLC [Member] | Sponsor Ship Agreement [Member]
Subsequent Event [Line Items]
Other commitment																				1,000,000
Subsequent Event [Member] | Sponsor Co Investor And Certain Directors [Member]
Subsequent Event [Line Items]
Threshold cash limit	$ 10,000,000
Subsequent Event [Member] | Sponsor Co Investor And Certain Directors [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding	5,750,000
Common stock shares outstanding and subject to forfeiture	1,005,000
Common stock shares outstanding and not subject to forfeiture	4,745,000
Subsequent Event [Member] | Andretti Global [Member] | Enterprise Solution Subscription Agreement [Member]
Subsequent Event [Line Items]
Other commitment																				$ 1,000,000
Sandia Investment Management LP [Member] | Subsequent Event [Member] | ANDRETTI ACQUISITION CORP. [Member]
Subsequent Event [Line Items]
Common stock subscribed but not issued shares				1,500,000
Sandia Investment Management LP [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member] | ANDRETTI ACQUISITION CORP. [Member]
Subsequent Event [Line Items]
Number of shares to be purchased upon business combination				1,500,000
Initial reset price				$ 10
Reset price, initial reset date from business combination				180 days
Reset price description after initial reset				greater of (a) $4.50 and (b) the 30-day volume weighted average price of shares of Zapata Common Stock (for any scheduled trading day, the “VWAP Price”) immediately preceding such Reset Date
Reset price exemption				However, certain transactions do not constitute Dilutive Offerings, including, among other things, grants or issuances under the Counterparty’s equity compensation plans, shares issued upon conversion of Senior Secured Promissory Notes pursuant to the Senior Secured Note Purchase Agreement, dated December 15, 2023, by and among Zapata Computing, Inc. and the investors named therein, shares issued in connection with the Business Combination, securities issued in connection with costs and expenses incurred in connection with the Business Combination, securities issued, at a price no less than the lesser of $10.00 and the VWAP Price for any consecutive 10 trading days (provided that such VWAP Price shall be no lower than $7.50, and if it is, then $7.50), prior to or no more than 60 days following the consummation of the Business Combination, any securities issued in connection with the FPA Funding Amount PIPE Subscription Agreement, and any drawdown on the Purchase Agreement, dated as of December 19, 2023, by and among Andretti, Zapata Computing, Inc. and Lincoln Park Capital Fund, LLC (the “Purchase Agreement”), occurring during the 180 days after the effectiveness of the registration statement registering shares of Zapata Common Stock to be issued pursuant to such Purchase Agreement.
Share purchase settlement amount description				(1) the Number of Shares as of the Valuation Date multiplied by $2.00 per share if the amount is to be paid in cash, or (2) if the Settlement Amount Adjustment exceeds the Settlement Amount, the Counterparty may at its election pay the Settlement Amount Adjustment to Sandia in shares of Zapata Common Stock, in an amount equal to the product of the Number of Shares as of the Valuation Date multiplied by $2.25; provided, that in certain circumstances as described in the Forward Purchase Agreement, including if a Delisting Event occurs during the Valuation Period, the Settlement Amount Adjustment must be paid in cash.
Sandia Investment Management LP [Member] | Subsequent Event [Member] | Maximum [Member] | Forward Purchase Agreement [Member] | ANDRETTI ACQUISITION CORP. [Member]
Subsequent Event [Line Items]
Maximum percentage of ownership after share purchase				9.90%
ANDRETTI ACQUISITION CORP. [Member]
Subsequent Event [Line Items]
Payment of stock issuance costs											$ 85,000	$ 417,146
ANDRETTI ACQUISITION CORP. [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding											5,750,000	5,750,000
Stock issued during the period value for services										$ 25,000
ANDRETTI ACQUISITION CORP. [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding											0	0
Class of warrants or rights aggregate number of securities covered											11,500,000
ANDRETTI ACQUISITION CORP. [Member] | Consulting Services Agreement [Member]
Subsequent Event [Line Items]
Success fee payable upon the consummation of business combination											$ 250,000
ANDRETTI ACQUISITION CORP. [Member] | Capital Markets Advisor Fee [Member] | Closing of the Initial Business Combination [Member]
Subsequent Event [Line Items]
Other commitment																		500,000
ANDRETTI ACQUISITION CORP. [Member] | Capital Markets Advisor Fee [Member] | Post Business Combination Event [Member]
Subsequent Event [Line Items]
Other commitment																		1,000,000
ANDRETTI ACQUISITION CORP. [Member] | Capital Markets Advisor Fee [Member] | Post Initial Business Combination [Member]
Subsequent Event [Line Items]
Other commitment																		$ 1,000,000
ANDRETTI ACQUISITION CORP. [Member] | Sponsor [Member] | Sponsor Shares [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price											20 days
Number of consecutive trading days for determining the share price											30 days
ANDRETTI ACQUISITION CORP. [Member] | Sponsor [Member] | Sponsor Shares [Member] | Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member]
Subsequent Event [Line Items]
Share price											$ 12
ANDRETTI ACQUISITION CORP. [Member] | Sponsor [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding																						5,620,000	7,057,500
Stock issued during the period shares for services										7,187,500
ANDRETTI ACQUISITION CORP. [Member] | Sponsor [Member] | Business Combination Agreement [Member] | SPAC Common Stock [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price											20 days
Number of consecutive trading days for determining the share price											30 days
ANDRETTI ACQUISITION CORP. [Member] | Sponsor [Member] | Business Combination Agreement [Member] | SPAC Common Stock [Member] | Share Price Equal Or Exceeds Twelve Rupees Per Dollar [Member]
Subsequent Event [Line Items]
Share price											$ 12
ANDRETTI ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face value														$ 2,745,952			$ 50,000
Notes payable														$ 22,000			$ 2,723,952
Per share price adjustment				$ 9
ANDRETTI ACQUISITION CORP. [Member] | Subsequent Event [Member] | Common Class A [Member] | Extraordinary General Meeting Approving The Redemption Of Temporary Equity [Member]
Subsequent Event [Line Items]
Temporary equity shares subject to redemption																7,669,363
Percentage of total value of stock outstanding subject to redemption																97.10%
ANDRETTI ACQUISITION CORP. [Member] | Subsequent Event [Member] | Non Redemption Investment Agreement With Sandla Investment Management LP [Member]
Subsequent Event [Line Items]
Common stock shares not subject to redemption				300,000
Lincoln Park Capital Fund, LLC [Member] | Lincoln Park Purchase Agreement [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding								75,000
Amount of commitment fee								$ 1,688,000
Amount of commitment fee in shares								563,000
Remaining amount of commitment fee in cash								$ 1,125,000